Geographical Information (Details) - Schedule of Geographic Information Related to the Company’s Single Reportable Segment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Country	$ 10,478	$ 12,372	$ 27,799	$ 30,483	$ 32,526	$ 21,393
Cost of Revenue by Country	2,157	4,596	6,545	9,631	9,224	7,165
Long Lived Assets					190,308	176,378
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Country	1,228	1,018	2,924	2,847	3,354	3,665
Cost of Revenue by Country	250	161	732	469	812	711
Long Lived Assets					23,407	25,305
Romania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Country	5,161	4,216	13,271	14,061	13,710	13,964
Cost of Revenue by Country	657	2,427	2,193	5,868	3,628	5,256
Long Lived Assets					44,759	48,753
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Country	8	44	22	142	201	187
Cost of Revenue by Country	25	16	30	30	42	50
Long Lived Assets					1,927	4,371
Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Country	1,096	1,673	4,378	3,759	4,528	1,340
Cost of Revenue by Country	249	268	619	632	600	487
Long Lived Assets					25,416	22,949
Poland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Country	2,952	5,411	7,121	9,659	10,709	2,237
Cost of Revenue by Country	955	1,724	2,924	2,632	4,142	661
Long Lived Assets					75,033	63,917
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue by Country	33	10	83	15	24
Cost of Revenue by Country	$ 21		$ 47
Long Lived Assets					5,919	856
Ireland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long Lived Assets					13,702	10,161
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long Lived Assets					$ 145	$ 66